Expense Example	Mar. 27, 2026 USD ($)
Thompson LargeCap Fund | Thompson LargeCap Fund | Thompson LargeCap Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	613
Expense Example, with Redemption, 10 Years	1,373
Thompson MidCap Fund | Thompson MidCap Fund | Thompson MidCap Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	746
Expense Example, with Redemption, 10 Years	1,668
Thompson Bond Fund | Thompson Bond Fund | Thompson Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	$ 906